EMPLOYEE BENEFITS (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Current			$ 6,786	$ 5,965
Non-current			74,609	69,464
Total	$ 75,429	$ 70,551	$ 81,395	$ 75,429
Opening balance	75,429	70,551
Business combinations	0	462
Current service cost	6,298	5,884
Interest cost	3,802	3,855
(Gains) losses from changes in actuarial assumptions	159	6,095
Actuarial gains and losses arising from experience	124	(3,440)
Benefits paid	(8,323)	(3,028)
Increase (decrease) for foreign currency exchange rates changes	3,906	(4,950)
Closing balance	$ 81,395	$ 75,429